Property and Equipment (Details) - Schedule of Investments in Property and Equipment - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Schedule of Investments in Property and Equipment [Line Items]
Cost	$ 54,202	$ 54,254	$ 2,039,339	$ 2,033,456
Accumulated depreciation	(26,308)	(19,323)	(106,773)	(15,760)
Net investment	27,894	34,931	1,932,566	2,017,696
Computer Equipment [Member]
Schedule of Investments in Property and Equipment [Line Items]
Cost	33,387	33,401	33,543	32,330
Accumulated depreciation	(18,739)	(11,856)	(11,904)	(3,637)
Net investment	14,648	21,545	21,639	28,693
Furniture and Fixtures [Member]
Schedule of Investments in Property and Equipment [Line Items]
Cost	20,815	20,853	73,975	69,305
Accumulated depreciation	(7,569)	(7,467)	(22,355)	(2,065)
Net investment	13,246	13,386	51,620	67,240
Land [Member]
Schedule of Investments in Property and Equipment [Line Items]
Cost			218,556	218,556
Accumulated depreciation
Net investment			218,556	218,556
Building and Building Improvements [Member]
Schedule of Investments in Property and Equipment [Line Items]
Cost			1,713,265	1,713,265
Accumulated depreciation			(72,514)	(10,058)
Net investment			1,640,751	1,703,207
Property, Plant and Equipment [Member]
Schedule of Investments in Property and Equipment [Line Items]
Cost	302,897	302,897	262,064	1,854,686
Accumulated depreciation	(9,289)	(9,289)	(8,638)	(56,233)
Net investment	293,608	293,608	253,426	1,798,453
Property, Plant and Equipment [Member] | Furniture and Fixtures [Member]
Schedule of Investments in Property and Equipment [Line Items]
Cost	16,090	16,090	16,090	106,530
Accumulated depreciation	(3,117)	(3,117)	(2,626)	(16,234)
Net investment	12,973	12,973	13,464	90,296
Property, Plant and Equipment [Member] | Land [Member]
Schedule of Investments in Property and Equipment [Line Items]
Cost	19,690	19,690	19,690	138,283
Accumulated depreciation
Net investment	19,690	19,690	19,690	138,283
Property, Plant and Equipment [Member] | Building and Building Improvements [Member]
Schedule of Investments in Property and Equipment [Line Items]
Cost	267,117	267,117	226,284	1,609,873
Accumulated depreciation	(6,172)	(6,172)	(6,012)	(39,999)
Net investment	$ 260,945	$ 260,945	$ 220,272	$ 1,569,874